Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Stephens Small Cap Growth Fund
Risk/Return Supplement [Text Block]	ck0000809593_SupplementTextBlock

American Beacon Stephens Small Cap Growth Fund

American Beacon Stephens Mid-Cap Growth Fund

Supplement dated September 17, 2013

to the

Prospectus dated March 28, 2013

The information below supplements the Prospectus dated March 28, 2013 and is in addition to any other supplement(s):

American Beacon Stephens Small Cap Growth Fund

In the “Principal Investment Strategies” section, the first paragraph is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small capitalization company if it has a market capitalization, at the time of investment, similar to the market capitalizations of the companies in the Russell 2000 Index. The capitalization range of that index is subject to change over time due to market activity or changes in the composition of the index. As of August 31, 2013, the market capitalizations of the companies in the Russell 2000 Index ranged from $47 million to $4.2 billion.

The “Fund Performance” section is deleted and replaced with the following:

American Beacon Stephens Small Cap Growth Fund

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Russell 2000® Growth Index, which is the Fund's primary benchmark and is a broad measure of market performance. In addition, the Fund's performance is compared to the Standard & Poor's Composite Stock Index (“S&P 500® Index”), which is the Fund's secondary index and is provided to offer a broader market perspective.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund's predecessor. The performance of the Fund's Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund's predecessor from December 1, 2005 to February 24, 2012 and the performance of the Fund's Investor Class shares from February 24, 2012 through December 31, 2012. The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund. The performance shown for the Institutional Class shares of the Fund represent the performance of the Class I shares from August 31, 2006 to February 24, 2012 and the performance of the Institutional Class shares from February 24, 2012 through December 31, 2012. Returns shown for the Fund's Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund's predecessor from December 1, 2005 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2012. In each case, the newer share classes would have had similar annual returns to the predecessor Fund's Class A and Class I shares because the shares of each class represent investments in the same portfolio securities. However, because the Class A shares of the predecessor Fund had higher expenses than the Fund's Y Class shares now have, the total returns were lower than the Y Class shares would have realized had the Y Class shares been in existence since December 1, 2005. Since the Investor Class shares had lower expenses than the Fund's A Class and C Class shares now have, its performance was better than the performance of the A Class and C Class shares would have realized in the same period. The performance of the Fund and the Fund's predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.02% (12/1/05 through 12/31/12) (2nd Quarter 2009) Lowest Quarterly Return: -25.54% (12/1/05 through 12/31/12) (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	14.59%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005	[1]
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Lipper Small-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	14.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.09%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005	[1]
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005	[1]
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.54%)
1 Year	rr_AverageAnnualReturnYear01	15.92%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.91%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005	[1]
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.81%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.43%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005	[1]
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.81%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.33%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005	[1]
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | A Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.07%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012	[1]
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | C Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012	[1]
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Y Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.19%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012	[1]
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.17%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006	[1]

[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
[2]	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of August 31, 2006.